DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND
LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to provide you with this report on the Dreyfus New York Tax Exempt Intermediate Bond Fund. For its semi-annual reporting period ended November 30, 1995, your Fund produced a total return of 3.85%.* Income dividends of approximately $.424 per share** were paid, exempt from Federal, State of New York and New York City personal income taxes, which is equivalent to an annualized tax-free distribution rate per share of 4.62%.*** THE ECONOMY
    Modest economic growth and low inflation have spurred a dramatic rally in the bond market for most of 1995. The Federal Reserve Board's recent reduction of the Fed Funds rate confirms what investors had already suspected: that inflation, at least for the immediate future, is under control. Now questions abound regarding the duration of the economic recovery and the likelihood of recession.
    The economic recovery of the 1990s was productivity-driven. Corporations implemented extraordinary cost control measures that, while dramatically improving bottom line earnings, now contribute to the slow rate of employment growth. Job creation is a significant factor that affects consumer spending, and a major component of economic activity. New job creation, currently running at the slowest pace of the post-World War II era, is worrisome. Indeed, wages and salaries grew at under 3% over the past year, barely keeping pace with inflation. Still, surveys indicate that consumers remain optimistic, despite indications that their spending is being affected by the slow growth in disposable income. Recent reports on retail sales confirm this reticence in spending. A consumer-led weakening of the economy could lead to further Federal Reserve easing of monetary policy.
    It was concern about lagging economic growth that prompted the Federal Reserve to ease the Federal Funds Rate two times in 1995: first in July and then again in December. The housing market and new home construction had been helped earlier this year by low interest rates, though both have exhibited signs of weakness recently. Business capital spending, another engine of economic growth, has been solid. Exports remain another bright area of the economy. Because of the new competitiveness of American businesses abroad, the U.S. trade deficit continues to shrink. Through September, the trade deficit with Japan narrowed for the sixth consecutive month. Exports, while a relatively small component of overall economic activity in this country, provide an important support for the job market. If U.S. products lose competitiveness in world markets, foreign orders may go elsewhere and jobs could be lost here.
MARKET ENVIRONMENT
    Municipal bonds have enjoyed a dramatic bull market for the past 12 months. Current business sluggishness may result in further Fed easing in 1996, particularly if the Clinton Administration and Congress can arrive at a meaningful budget agreement. Of course, the prospect of a balanced Federal budget should be beneficial to the bond market since it could mean a reduction in the issuance of government securities. A similar supply situation is present in the municipal bond market. The redemption of existing municipal bonds has outpaced the rate of new issuance for two years, and is expected to recur in 1996.
    Overall, we remain confident in our optimistic view of the municipal bond market. Yet we are also mindful of the stimulatory effect of easing monetary policy, and are watchful for any signs of a reigniting of inflationary pressures in the economy.

THE PORTFOLIO
    The recovery in the municipal market in 1995 more than offset the declines of 1994. Decreased debt issuance, low inflation and a more accommodative policy by the Federal Reserve all combined to move the fixed income markets in a positive direction. The municipal market has experienced a great deal of volatility throughout the year. Much of this can be attributed to the uncertainty of tax reform and a Congress and President at odds over a budget solution. This has kept the municipal market relatively attractive, on an after-tax basis, compared to the Treasury market. Some municipal issues, such as New York City, are currently yielding 100% of Treasuries. Our focus during 1995 has been to improve the structure of the Fund by incorporating bonds with better call protection and improved liquidity characteristics. The average maturity of the Fund is currently 9 years. There are no derivatives held in the Fund.
    New York State continues to struggle with a lackluster economy and the need to maintain jobs in an increasingly competitive market. In its attempt to encourage business investment, both the State and New York City are focusing on reduction in regressive taxes and a more streamlined government. It is apparent that States such as New York will have heavy burdens imposed on them with the proposed changes in Medicare and Federal reimbursements, and there is a serious need for the States to get their spending under control.
    The high level of volatility exhibited by the market in recent years underscores the need to maintain a disciplined and long-term focus. Our primary task _ to maximize current income exempt from Federal and New York income taxes to the extent consistent with preservation of capital _ continues to guide our portfolio management decisions.
    Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we appreciate greatly your continued confidence in the Fund and in The Dreyfus Corporation.
                              Very truly yours,

                          [Richard J. Moynihan signature logo]

                              Richard J. Moynihan
                              Director, Municipal Portfolio Management
December 15, 1995
New York, N.Y.

* Total return includes reinvestment of dividends and any capital gains paid.
** Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.
***Annualized distribution rate per share is based upon dividends per share paid from net investment income during the period, divided by the net asset value per share at the end of the period.


DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND
STATEMENT OF INVESTMENTS                                                                         NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                    PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS-99.7%                                                                AMOUNT           VALUE
                                                                                                     --------         ------
NEW YORK-86.5%
Albany Parking Authority, Parking Revenue, Refunding:
    6.50%, 11/1/2004........................................................                    $  1,000,000    $  1,093,510
    6.70%, 11/1/2006........................................................                       1,000,000       1,094,440
Board Cooperative Educational Services, COP
    (Greenport Vocational Facility Project) 7.50%, 10/1/1996................                         200,000         206,196
Buffalo Municipal Water Finance Authority, Water System Revenue
    5.50%, 7/1/2005 (Insured; FSA)..........................................                       1,200,000       1,266,240
Development Authority of the North Country,
    Solid Waste Management System Revenue:
      6.30%, 7/1/1999.......................................................                         570,000         611,006
      6.30%, 7/1/1999.......................................................                         480,000         497,362
      6.40%, 7/1/2000 (Prerefunded 7/1/1999) (a)............................                         605,000         660,981
      6.40%, 7/1/2000.......................................................                         510,000         530,864
Franklin Solid Waste Management Authority, Solid Waste System Revenue
    6%, 6/1/2005............................................................                       3,635,000       3,708,827
Grand Central District Management Association, Inc., Grand Central
    Business Improvement District, Capital Improvement Refunding
    5.125%, 1/1/2009........................................................                       1,190,000       1,160,607
Metropolitan Transportation Authority:
    Service Contract Transit Facilities:
      7.25%, 7/1/1998.......................................................                       2,550,000       2,732,631
      6.90%, 7/1/2006.......................................................                       3,615,000       3,920,576
    Transit Facilities Revenue, Refunding:
      5%, 7/1/2003 (Insured; AMBAC).........................................                       3,210,000       3,306,846
      5.10%, 7/1/2004 (Insured; AMBAC)......................................                       1,255,000       1,296,804
      5.20%, 7/1/2005 (Insured; AMBAC)......................................                       5,650,000       5,854,756
      5.30%, 7/1/2006 (Insured; AMBAC)......................................                       3,500,000       3,639,335
      5.40%, 7/1/2007 (Insured; FGIC).......................................                         905,000         948,277
      5.50%, 7/1/2008 (Insured; FGIC).......................................                       1,130,000       1,180,635
Nassau County, Refunding (Combined Sewer Districts)
    5.30%, 7/1/2006 (Insured; MBIA).........................................                       4,860,000       5,053,477
New York City:
    5.75%, 2/15/2008........................................................                      10,500,000      10,453,485
    Refunding:
      4.75%, 8/15/1998......................................................                       5,000,000       5,040,100
      5.75%, 8/1/2002 (Insured; MBIA).......................................                       4,200,000       4,500,552
      6.25%, 8/1/2009.......................................................                       3,225,000       3,324,717
New York City Industrial Development Agency, Revenue:
    Civic Facility
      (YMCA of Greater New York Project) 7.25%, 8/1/1999....................                       1,800,000       1,929,096

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                            NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                    PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                           AMOUNT           VALUE
                                                                                                      -------         -------
NEW YORK (CONTINUED)
New York City Industrial Development Agency, Revenue (continued):
    Industrial Development:
      8%, Series I, 11/16/1998 (LOC; Algemene Bank Nederland) (b)...........                    $    605,000    $    611,262
      8%, Series J, 11/16/1998 (LOC; Algemene Bank Nederland) (b)...........                       1,175,000       1,187,161
      (Plaza Packaging Corp. Project)
          7.65%, 12/1/2009 (LOC; Barclays Bank of New York) (b).............                          60,000          64,780
    Special Facility
      (Terminal One Group Association, L.P. Project):
          5.60%, 1/1/2003...................................................                       4,000,000       4,046,360
          5.90%, 1/1/2006...................................................                       4,000,000       4,108,360
          6%, 1/1/2007......................................................                       2,980,000       2,990,996
New York City Municipal Water Finance Authority, Water and Sewer System
Revenue:
    5.55%, 6/15/2001........................................................                       1,500,000       1,574,205
    6.60%, 6/15/2002........................................................                       1,495,000       1,649,075
    6.60%, 6/15/2002 (Prerefunded 6/15/2001) (a)............................                       1,505,000       1,684,351
    5.375%, 6/15/2007 (Insured; AMBAC)......................................                       7,895,000       8,126,323
New York State:
    5.625%, 6/15/1999.......................................................                       2,000,000       2,092,500
    6.75%, 11/15/2000.......................................................                       2,000,000       2,214,320
    Refunding:
      5.50%, 8/15/2006......................................................                       4,300,000       4,503,519
      5.20%, 10/1/2007......................................................                      10,000,000      10,154,000
New York State Dormitory Authority, Revenue:
    City University:
      5.20%, 7/1/2005.......................................................                       5,690,000       5,601,236
      5.70%, 7/1/2005.......................................................                       5,000,000       5,110,850
      5.25%, 7/1/2006.......................................................                       3,000,000       2,940,270
      5.75%, 7/1/2009.......................................................                       2,455,000       2,486,080
      Refunding 6.25%, 7/1/2003.............................................                       4,225,000       4,499,963
    Columbia University 5.50%, 7/1/2005.....................................                       3,045,000       3,239,606
    Department of Health, Refunding 5.50%, 7/1/2005.........................                       1,000,000       1,007,350
    Highland Community Development Corp.
      5.50%, 7/1/2001 (LOC; Marine Midland Bank) (b)........................                       3,500,000       3,584,210
    State University Educational Facilities:
      5.50%, 5/15/2005......................................................                       3,500,000       3,525,550
      6.10%, 5/15/2005......................................................                       2,630,000       2,764,893
      5.50%, 5/15/2008......................................................                       3,000,000       3,003,930
      6.10%, 5/15/2008......................................................                       2,000,000       2,070,280
    University of Rochester 6.10%, 7/1/2008.................................                       1,115,000       1,203,865
New York State Energy Research and Development Authority,
    State Service Contract Revenue (Western New York Nuclear Service Center
Project):
      5.25%, 4/1/2003.......................................................                       5,345,000       5,560,617

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                           NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                  PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                         AMOUNT           VALUE
                                                                                                    ------           ------
NEW YORK (CONTINUED)
New York State Energy Research and Development Authority (continued),
    State Service Contract Revenue (Western New York Nuclear Service
      Center Project) (continued):
          5.375%, 4/1/2004..................................................                    $  1,500,000    $  1,569,600
          5.40%, 4/1/2005...................................................                       2,000,000       2,090,080
New York State Environmental Facilities Corp.:
    PCR
      (State Water Revolving Fund):
          7.30%, 6/15/2001..................................................                       4,000,000       4,532,160
          6.30%, 6/15/2002..................................................                       3,000,000       3,296,760
          6.20%, 3/15/2004..................................................                       1,700,000       1,879,316
          6.30%, 3/15/2005..................................................                       1,800,000       1,989,126
          6.60%, 6/15/2005..................................................                       3,120,000       3,433,529
          7.20%, 6/15/2006..................................................                       3,000,000       3,360,030
      (New York Municipal Water Finance Authority Project)
          6.35%, 6/15/2006..................................................                       2,000,000       2,223,920
    Special Obligation:
      (Riverbank State Park) 7.10%, 4/1/2002................................                       1,130,000       1,237,836
      (State Park Infrastructure) 5.75%, 3/15/2008..........................                       2,475,000       2,542,889
New York State Housing Finance Agency:
    Revenue:
      (Refunding- Health Facilities - New York City) 7.90%, 11/1/1999.......                       2,250,000       2,517,682
      (Suffolk-Help) 8%, 11/1/2001..........................................                       2,245,000       2,383,539
    (Urban Rent) 5.90%, 11/1/2003...........................................                       4,330,000       4,374,339
New York State Local Government Assistance Corp.:
    6.70%, 4/1/2000.........................................................                       2,490,000       2,720,325
    6.75%, 4/1/2002.........................................................                       2,500,000       2,774,950
    Zero Coupon, 4/1/2005...................................................                       3,865,000       2,470,856
    4.80%, 4/1/2005.........................................................                       7,500,000       7,468,875
    5.70%, 4/1/2008.........................................................                       3,000,000       3,151,980
New York State Medical Care Facilities Finance Agency, Revenue:
    Hospital and Nursing Home 5.875%, 2/15/2008 (Insured; FHA)..............                       2,215,000       2,352,241
    Mortgage Project 5.40%, 8/15/2005 (Insured; FHA)........................                       2,350,000       2,488,156
New York State Mortgage Agency, Revenue (Homeowner Mortgage):
    5.85%, 10/1/1999........................................................                       1,075,000       1,114,796
    6.05%, 10/1/2000........................................................                       1,150,000       1.196,563
    6.15%, 10/1/2001........................................................                       1,225,000       1,281,203
    7.25%, 10/1/2007........................................................                       2,450,000       2,612,361
New York State Power Authority,
    General Purpose Revenue:
      6.50%, 1/1/2004.......................................................                       2,735,000       2,999,119

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                            NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                   PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                           AMOUNT         VALUE
                                                                                                      -------        -------
NEW YORK (CONTINUED)
New York State Power Authority (continued),
    General Purpose Revenue (continued):
      Refunding 5%, 1/1/2007................................................                    $  4,000,000    $  4,004,160
New York State Project Finance Agency 5%, 11/1/2007 (Insured; FHA)..........                       2,650,000       2,587,142
New York State Thruway Authority:
    (Emergency Highway Reconditioning and Preservation)
      6%, 1/1/2002..........................................................                       2,000,000       2,160,840
    General Revenue 5.70%, 1/1/2008 (Insured; FGIC).........................                       3,000,000       3,165,150
    Local Highway and Bridge 5.75%, 4/1/2008................................                       3,200,000       3,224,512
    Service Contract Revenue (Local Highway and Bridge):
      5.125%, 4/1/2007 (Insured; MBIA)......................................                       4,295,000       4,339,153
      5.90%, 4/1/2007.......................................................                       7,000,000       7,203,490
New York State Urban Development Corp.:
    Project Revenue (Cornell Center for Theory and Simulation Science and
      Engineering Grant) 5.90%, 1/1/2007....................................                       2,735,000       2,813,248
    Refunding, Project (Onondaga County Convention):
      6.25%, 1/1/2007.......................................................                       1,725,000       1,823,877
      6.25%, 1/1/2008.......................................................                       1,830,000       1,925,123
      6.25%, 1/1/2009.......................................................                       1,950,000       2,045,940
      6.25%, 1/1/2010.......................................................                       2,065,000       2,152,102
    Revenue (Correctional Capital Facilities)
      6%, 1/1/2005..........................................................                       5,165,000       5,384,926
    (State Facilities) Refunding 5.50%, 4/1/2007............................                       3,000,000       2,987,250
Niagara Falls 5.85%, 6/15/2001..............................................                       1,475,000       1,581,008
Oneida-Herkimer Solid Waste Management Authority, Solid Waste System Revenue
    6.60%, 4/1/2004.........................................................                       1,150,000       1,217,804
Onondaga County Industrial Development Agency, PCR, Refunding
    (Anheuser-Busch Co. Inc. Project) 6.625%, 8/1/2006......................                       4,000,000       4,393,080
Port Authority of New York and New Jersey
    (Consolidated Bonds 73rd Series) 6.75%, 10/15/2006......................                       2,000,000       2,195,720
Rensselaer Industrial Development Agency, IDR (Albany International Corp.)
    7.55%, 6/1/2007 (LOC; Norstar Bank) (b).................................                       2,000,000       2,305,400
Suffolk County Industrial Development Agency, IDR (Metavac Inc. Facilities)
    7.25%, 12/1/1999 (LOC; Bank of Tokyo) (b)...............................                       1,700,000       1,754,162
Suffolk County Water Authority, Waterworks Revenue Refunding:
    5.10%, 6/1/2003 (Insured; MBIA).........................................                       3,545,000       3,662,056
    5.10%, 6/1/2004 (Insured; MBIA).........................................                       4,500,000       4,632,930
Syracuse:
    COP
      (Syracuse Hancock International Airport):
          6.50%, 1/1/2004...................................................                       1,045,000       1,149,322

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                            NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                    PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                          AMOUNT           VALUE
                                                                                                     -------         --------
NEW YORK (CONTINUED)
Syracuse (continued):
    COP (continued)
      (Syracuse Hancock International Airport) (continued):
          6.60%, 1/1/2005...................................................                   $   1,105,000   $   1,216,461
          6.70%, 1/1/2007...................................................                       1,210,000       1,321,623
    Public Improvement:
      5.70%, 6/15/2004......................................................                       1,850,000       1,988,546
      5.70%, 6/15/2005......................................................                       1,830,000       1,954,166
Syracuse Industrial Development Agency, Pilot Revenue, Refunding
    5.125%, 10/15/2002 (LOC; ABN AMRO Bank) (b).............................                       1,750,000       1,757,928
Triborough Bridge and Tunnel Authority,
    General Purpose Revenue 6%, 1/1/2006....................................                       2,250,000       2,386,665
Ulster County Resource Recovery Agency, Solid Waste System Revenue 5.90%, 3/1/2007                 1,235,000       1,264,035
Westchester County Industrial Development Agency, RRR, Refunding
    (Resco Company Project) 5.50%, 7/1/2006 ................................                       2,850,000       2,990,420
U.S. RELATED-13.2%
Guam:
    5.625%, 9/1/2002........................................................                       5,000,000       5,031,600
    5.10%, 11/15/2006.......................................................                       4,000,000       3,732,080
Puerto Rico, Public Improvement Refunding 5.20%, 7/1/2003...................                       3,600,000       3,715,920
Puerto Rico Highway and Transportation Authority, Highway Revenue, Refunding
    5.35%, 7/1/2005.........................................................                      10,000,000      10,089,000
Puerto Rico Housing Bank and Finance Agency, Subsidy Prepayment Refunding
    (Commonwealth Appropriation) 5.125%, 12/1/2004..........................                       5,000,000       4,952,100
Puerto Rico Public Buildings Authority:
    Guaranteed Public Education and Health Facilities, Refunding
      5.50%, 7/1/2006.......................................................                       4,535,000       4,708,101
    Revenue Guaranteed Government Facilities
      6.25%. 7/1/2008 (Insured; AMBAC)......................................                       3,730,000       4,174,430
Virgin Islands, Subordinated Special Tax (Insurance Claims Fund Program,
    GO Matching Fund) 5.65%, 10/1/2003......................................                       5,075,000       5,296,372
Virgin Islands Port Authority, Airport Revenue (Cyril E. King Airport
Project)
    7.875%, 10/1/1997.......................................................                       1,020,000       1,084,556
Virgin Islands Public Finance Authority, Revenue, Refunding
    Matching Fund Loan Notes 6.80%, 10/1/2000...............................                       1,500,000       1,588,845
Virgin Islands Water and Power Authority, Electric System Revenue
    6.90%, 7/1/1996.........................................................                       2,595,000       2,643,059
                                                                                                                   ---------
TOTAL LONG-TERM MUNICIPAL INVESTMENTS
    (cost $340,941,090).....................................................                                    $356,283,765
                                                                                                                 ===========

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                             NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                    PRINCIPAL
SHORT-TERM MUNICIPAL INVESTMENTS-.3%                                                                  AMOUNT           VALUE
                                                                                                      -------           -------
NEW YORK;
New York City, VRDN 3.70% (LOC; Morgan Guaranty Trust Co.) (b,c)
    (cost $1,100,000).......................................................                    $  1,100,000    $  1,100,000
                                                                                                                  ==========

TOTAL INVESTMENTS-100.0%
    (cost $342,041,090).....................................................                                    $357,383,765
                                                                                                                 ===========


SUMMARY OF ABBREVIATIONS
AMBAC         American Municipal Bond Assurance Corporation      ID      Industrial Development Revenue
COP           Certificate of Participation                       LOC     Letter of Credit
FGIC          Financial Guaranty Insurance Company               MBIA    Municipal Bond Investors Assurance
FHA           Federal Housing Administration                                  Insurance Corporation
FSA           Financial Security Assurance                       PCR     Pollution Control Revenue
GO            General Obligation                                 RRR     Resources Recovery Revenue
                                                                 VRDN    Variable Rate Demand Notes


SUMMARY OF COMBINED RATINGS

FITCH (D)              OR          MOODY'S             OR         STANDARD & POOR'S                 PERCENTAGE OF VALUE
-------                            -----                          -----------------                 -------------------
AAA                                Aaa                            AAA                               23.9%
AA                                 Aa                             AA                                12.6
A                                  A                              A                                 30.9
BBB                                Baa                            BBB                               27.8
F1                                 MIG1/P1                        SP1/A1                             1.3
Not Rated (e)                      Not Rated (e)                  Not Rated (e)                      3.5
                                                                                                   -----
                                                                                                   100.0%
                                                                                                   =====

NOTES TO STATEMENT OF INVESTMENTS:
    (a) Bonds which are prerefunded are collateralized by U.S. government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
    (b)  Secured by letters of credit.
    (c) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.
    (d) Fitch currently provides creditworthiness information for a limited number of investments.
    (e) Securities which, while not rated by Fitch, Moody's or Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.


See independent accountants' review report and notes to financial statements.


DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND
STATEMENT OF ASSETS AND LIABILITIES                                                             NOVEMBER 30, 1995 (UNAUDITED)
ASSETS:
    Investments in securities, at value
      (cost $342,041,090)-see statement.....................................                                      $357,383,765
    Cash....................................................................                                         1,536,715
    Receivable for investment securities sold...............................                                         6,791,863
    Interest receivable.....................................................                                         6,262,295
    Prepaid expenses........................................................                                             5,768
                                                                                                                      --------
                                                                                                                   371,980,406
LIABILITIES:
    Due to The Dreyfus Corporation..........................................                    $   128,026
    Due to Distributor......................................................                         75,249
    Payable for shares of Beneficial Interest redeemed......................                          1,000
    Accrued expenses........................................................                         78,805            283,080
                                                                                                     ------            -------
NET ASSETS  ................................................................                                      $371,697,326
                                                                                                                   ===========
REPRESENTED BY:
    Paid-in capital.........................................................                                      $355,815,079
    Accumulated undistributed net realized gain on investments..............                                           539,572
    Accumulated net unrealized appreciation on investments-Note 3...........                                        15,342,675
                                                                                                                     ---------
NET ASSETS at value applicable to 20,295,439 outstanding shares of
    Beneficial Interest, equivalent to $18.31 per share (unlimited
    number of $.001 par value shares authorized)............................                                      $371,697,326
                                                                                                                   ===========

STATEMENT OF OPERATIONS                                                            SIX MONTHS ENDED NOVEMBER 30, 1995 (UNAUDITED)
INVESTMENT INCOME:
    INTEREST INCOME.........................................................                                     $  10,067,927
    EXPENSES:
      Management fee-Note 2(a)..............................................                     $1,081,592
      Shareholder servicing costs-Note 2(b).................................                        567,299
      Professional fees.....................................................                         22,910
      Custodian fees........................................................                         20,525
      Trustees' fees and expenses-Note 2(c).................................                         17,170
      Prospectus and shareholders' reports-Note 2(b)........................                         10,427
      Registration fees.....................................................                          3,103
      Miscellaneous.........................................................                         23,456
                                                                                                     ------
          TOTAL EXPENSES....................................................                      1,746,482
      Less-expense reimbursement from Manager and reimbursement
          of prospectus costs-Note 2(a,b)...................................                        149,082
                                                                                                     ------
          NET EXPENSES......................................................                                         1,597,400
                                                                                                                       -------
          INVESTMENT INCOME-NET.............................................                                         8,470,527
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain on investments-Note 3.................................                     $1,726,801
    Net unrealized appreciation on investments..............................                      3,577,606
                                                                                                     ------
          NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS...................                                         5,304,407
                                                                                                                       -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                       $13,774,934
                                                                                                                   ===========
See independent accountants' review report and notes to financial statements.


DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                                                     YEAR ENDED             SIX MONTHS ENDED
                                                                                       MAY 31,              NOVEMBER 30, 1995
                                                                                        1995                  (UNAUDITED)
                                                                                      --------                -----------
OPERATIONS:
    Investment income-net...............................................          $ 18,034,151              $     8,470,527
    Net realized gain (loss) on investments.............................              (316,185)                   1,726,801
    Net unrealized appreciation on investments for the period...........             5,287,113                    3,577,606
                                                                                       --------                     -------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............            23,005,079                   13,774,934
                                                                                       --------                     -------
DIVIDENDS TO SHAREHOLDERS FROM;
    Investment income-net...............................................           (18,034,151)                  (8,470,527)
                                                                                       --------                     --------
BENEFICIAL INTEREST TRANSACTIONS:
    Net proceeds from shares sold.......................................           102,716,892                   34,837,363
    Dividends reinvested................................................            14,835,969                    7,025,900
    Cost of shares redeemed.............................................          (155,468,249)                 (34,668,950)
                                                                                       --------                     -------
      INCREASE (DECREASE) IN NET ASSETS FROM
          BENEFICIAL INTEREST TRANSACTIONS..............................           (37,915,388)                   7,194,313
                                                                                       --------                     -------
          TOTAL INCREASE (DECREASE) IN NET ASSETS.......................           (32,944,460)                  12,498,720
NET ASSETS:
    Beginning of period.................................................           392,143,066                  359,198,606
                                                                                      --------                      -------
    End of period.......................................................         $ 359,198,606                $ 371,697,326
                                                                                    ==========                    =========
                                                                                       SHARES                      SHARES
                                                                                       -------                     -------
CAPITAL SHARE TRANSACTIONS:
    Shares sold.........................................................             5,899,261                    1,928,720
    Shares issued for dividends reinvested..............................               851,555                      388,638
    Shares redeemed.....................................................            (8,998,947)                  (1,920,076)
                                                                                       --------                      ------
      NET INCREASE (DECREASE) IN SHARES OUTSTANDING.....................            (2,248,131)                     397,282
                                                                                       ========                     =======



See independent accountants' review report and notes to financial statements.


DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                                              SIX MONTHS ENDED
                                                            YEAR ENDED MAY 31,                                NOVEMBER 30, 1995
                                                    ------------------------------------------------------
PER SHARE DATA:                                    1991         1992        1993         1994         1995       (UNAUDITED)
                                                   -----        ----        ----         ----          ----        -------
    Net asset value, beginning of period.        $16.41       $16.73      $17.22       $18.06        $17.71       $18.05
                                                   ----         ----        ----         ----          ----        ----
    INVESTMENT OPERATIONS:
    Investment income-net................          1.07         1.01         .94          .88           .86          .42
    Net realized and unrealized gain (loss)
      on investments.....................           .38          .57         .94         (.31)          .34          .26
                                                   ----        ----        ----         ----          ----        ----
      TOTAL FROM INVESTMENT OPERATIONS...          1.45         1.58        1.88          .57          1.20          .68
                                                   ----        ----        ----         ----          ----        ----
    DISTRIBUTIONS:
    Dividends from investment income-net.         (1.07)       (1.01)       (.93)        (.89)         (.86)        (.42)
    Dividends from net realized gain
      on investments.....................          (.06)        (.08)       (.11)        (.03)          --         --
                                                   ----        ----        ----         ----          ----        ----
      TOTAL DISTRIBUTIONS................         (1.13)       (1.09)      (1.04)        (.92)         (.86)        (.42)
                                                   ----        ----        ----         ----          ----        ----
    Net asset value, end of period.......        $16.73       $17.22      $18.06       $17.71        $18.05       $18.31
                                                    ====        ====        ====         ====          ====        ====
TOTAL INVESTMENT RETURN..................          9.13%        9.72%      11.22%        3.11%         7.04%        7.68%(1)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets         .60%         .85%        .85%         .89%          .96%         .88%(1)
    Ratio of net investment income to
      average net assets.................          6.48%        5.95%       5.25%        4.81%         4.91%        4.69%(1)
    Decrease reflected in above expense ratios
      due to undertakings by the Manager.           .44%         .18%        .15%         .08%          --           .08%(1)
    Portfolio Turnover Rate..............         56.43%       28.51%      17.05%       20.19%        29.78%       18.18%(2)
    Net Assets, end of period (000's Omitted)  $112,868      $173,835    $318,139     $392,143      $359,199      $371,697
    (1)  Annualized.
    (2)  Not annualized.



See independent accountants' review report and notes to financial statements.


DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    The Fund is registered under the Investment Company Act of 1940 ("Act") as a non-diversified open-end management investment company. Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares which are sold to the public without a sales load. The Distributor, located at One Exchange Place, Boston, Massachusetts 02109, is a wholly-owned subsidiary of FDI Distribution Services, Inc., a provider of mutual fund administration services, which in turn is a wholly-owned subsidiary of FDI Holdings, Inc., the parent company of which is Boston Institutional Group, Inc. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.
    (A) PORTFOLIO VALUATION: The Fund's investments are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.
    The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.
    (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.
    (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.
    The Fund has an unused capital loss carryover of approximately $1,186,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to May 31, 1995. If not applied, $40,000 of the carryover expires in fiscal 2002 and $1,146,000 expires in fiscal 2003.

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOTE 2-MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .60 of 1% of the average daily value of the Fund's net assets and is payable monthly. The Agreement provides for an expense reimbursement from the Manager should the Fund's aggregate expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed 1 1/2% of the average value of the Fund's net assets for any full fiscal year. The Manager has undertaken from September 1, 1995 through June 30, 1996 to reduce the Management fee paid by, or reimburse such excess expenses of the Fund, to the extent that the Fund's aggregate annual expenses (excluding certain expenses as described above) exceed an annual rate of .80 of 1% of the average daily value of the Fund's net assets. The reduction in management fee, pursuant to the undertaking, amounted to $148,018 for the six months ended November 30, 1995.
    Effective December 1, 1995, Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, serves as the Fund's Transfer and Dividend Disbursing Agent.
    (B) Under the Service Plan ( the "Plan") adopted pursuant to rule 12b-1 under the Act, the Fund (a) reimburses the Distributor for payments to third parties for distributing the Fund's shares and servicing shareholder accounts and (b) pays the Manager, Dreyfus Service Corporation or any affiliate (collectively "Dreyfus") for advertising and marketing relating to the Fund and servicing Shareholder accounts, at an annual rate of .25 of 1% of the value of the Fund's average daily net assets. Each of the Distributor and Dreyfus may pay Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of the Fund's shares owned by shareholders with whom the Service Agent has a servicing relationship or for whom the Service Agent is the dealer or holder of record. Each of the Distributor and Dreyfus determine the amounts to be paid to Service Agents to which it will make payments and the basis on which such payments are made.
The Plan also separately provides for the Fund to bear the costs of preparing, printing and distributing certain of the Fund's prospectuses and statements of additional information and costs associated with implementing and operating the Plan, not to exceed the greater of $100,000 or .005 of 1% of the Fund's average daily net assets for any full fiscal year. During the six months ended November 30, 1995, $452,625 was charged to the Fund pursuant to the Plan, of which $1,064 was waived by the Manager.
    (C) Each trustee who is not an "affiliated person" as defined in the Act, receives from the Fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.
NOTE 3-SECURITIES TRANSACTIONS:
    The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the six months ended November 30, 1995 amounted to $73,171,807 and $64,239,881, respectively.
    At November 30, 1995, accumulated net unrealized appreciation on investments was $15,342,675, consisting of $15,688,438 gross unrealized appreciation and $345,763 gross unrealized depreciation.
    At November 30, 1995, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND
REVIEW REPORT OF ERNST & YOUNG LLP, INDEPENDENT ACCOUNTANTS
SHAREHOLDERS AND BOARD OF TRUSTEES
DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND
    We have reviewed the accompanying statement of assets and liabilities of Dreyfus New York Tax Exempt Intermediate Bond Fund, including the statement of investments, as of November 30, 1995, and the related statements of operations and changes in net assets and financial highlights for the six month period ended November 30, 1995. These financial statements and financial highlights are the responsibility of the Fund's management.
    We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data, and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with generally accepted auditing standards, which will be performed for the full year with the objective of expressing an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.
    Based on our review, we are not aware of any material modifications that should be made to the interim financial statements and financial highlights referred to above for them to be in conformity with generally accepted accounting principles.
    We have previously audited, in accordance with generally accepted auditing standards, the statement of changes in net assets for the year ended May 31, 1995 and financial highlights for each of the five years in the period ended May 31, 1995 and in our report dated June 30, 1995, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

                              [Ernst and Young LLP signature logo]

New York, New York
January 4, 1996



[Dreyfus lion "d" logo]
DREYFUS NEW YORK TAX EXEMPT
INTERMEDIATE BOND FUND
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
The Bank of New York
90 Washington Street
New York, NY 10286
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
One American Express Plaza
Providence, RI 02903




Further information is contained
in the Prospectus, which must
precede or accompany this report.




Printed in U.S.A.                           705SA9511
[Dreyfus logo]
New York
Tax Exempt
Intermediate
Bond Fund
Semi-Annual Report
November 30, 1995